Taxes Payable and Amounts to be Refunded to Customers (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable and Amounts to be Refunded to Customers
Schedule of Taxes and Amounts to be Restituted to Customers

	2023	2022
Current
ICMS	113	108
Cofins (1)	225	199
PIS/Pasep (1)	49	43
INSS	54	44
Others (2)	203	150

	644	544

Non-current
Cofins (1)	297	304
PIS/Pasep (1)	65	66

	362	370

	1,006	914

Amounts to be refunded to customers
Current
PIS/Pasep and Cofins	513	1,155
ICMS (3)	341	341
Non-current
PIS/Pasep and Cofins	664	1,808

	1,518	3,304

(1)
PIS/Pasep and Cofins recorded in current liabilities include the deferral on the financial remuneration of the contract asset and on the construction and improvement revenues linked to the transmission contracts. For more information, see Note 15.
(2)
The December 31, 2022, balance includes income tax withholdings on interest on equity declared on December 14, 2022 and December 22, 2022, the collection of which occurred in January 2023, in accordance with tax legislation.
(3)
On June 23, 2022 Complementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Complementary Law no. 87/96 (Kandir Law), classifying electric energy, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric energy transactions. In December 2022, an amount of R$341 was provisioned to be returned to the consumers, referring to the period in which the tax was still charged in the invoices.

Schedule of Taxes and Amounts to be Refunded to Customers	ovement of amounts to be refunded to consumers

Consolidated
Balances on December 31, 2021	3,023

ICMS to be refunded	341
Refund to consumers	(2,360)
Additional tax credits - Law 14.385/2022	1,419
Financial adjustments - Selic	881

Balances on December 31, 2022	3,304

Consumers refunds	(1,909)
Federal Revenue Inspection	(67)
Financial adjustments - Selic	190

Balances on December 31, 2023	1,518